[redacted]

06049272

CIK 1376088

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CERTNYS

1-33066

RECD S.E.C.
OCT 05 2006
1086

October 5, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Citizens Funding Trust I, Trust Preferred Securities, Junior Subordinated Debentures of Citizens Banking Corporation and Citizens Banking Corporation Guarantee with respect to Trust Preferred Securities of Citizens Funding Trust I (application for the Junior Subordinated Debentures of Citizens Banking Corporation and Citizens Banking Corporation Guarantee with respect to Trust Preferred Securities of Citizens Funding Trust I is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 5, 2006. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
OCT 18 2006
THOMSON
FINANCIAL